Segment Information (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,136,352	$ 850,002	$ 3,068,613	$ 2,475,446
Operating income (loss)	235,992	172,426	623,852	470,526
Interest and reorganization items	(6,032)	(4,084)	(13,635)	(13,605)
Income before income taxes	229,960	168,342	610,217	456,921
Depreciation and amortization	19,021	15,541	50,669	44,870
Capital expenditures	22,091	19,201	75,189	51,325
Underground Mining Machinery [Member]
Segment Reporting Information [Line Items]
Net sales	669,179	510,817	1,828,481	1,478,835
Operating income (loss)	156,437	107,084	406,807	284,571
Interest and reorganization items	0	0	0	0
Income before income taxes	156,437	107,084	406,807	284,571
Depreciation and amortization	10,618	10,329	30,769	29,339
Capital expenditures	8,546	12,590	39,359	25,253
Surface Mining Equipment [Member]
Segment Reporting Information [Line Items]
Net sales	507,552	372,942	1,333,372	1,084,555
Operating income (loss)	113,760	82,857	290,673	240,248
Interest and reorganization items	0	0	0	0
Income before income taxes	113,760	82,857	290,673	240,248
Depreciation and amortization	8,344	5,179	19,725	15,439
Capital expenditures	12,745	6,598	35,030	25,953
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales	0	0	0	0
Operating income (loss)	(24,392)	(9,541)	(50,548)	(32,677)
Interest and reorganization items	(6,032)	(4,084)	(13,635)	(13,605)
Income before income taxes	(30,424)	(13,625)	(64,183)	(46,282)
Depreciation and amortization	59	33	175	92
Capital expenditures	800	13	800	119
Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	(40,379)	(33,757)	(93,240)	(87,944)
Operating income (loss)	(9,813)	(7,974)	(23,080)	(21,616)
Interest and reorganization items	0	0	0	0
Income before income taxes	(9,813)	(7,974)	(23,080)	(21,616)
Depreciation and amortization	0	0	0	0
Capital expenditures	$ 0	$ 0	$ 0	$ 0